Unaudited Condensed Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss from continuing operations	$ (1,404,293)	$ (2,277,308)	$ (3,268,409)	$ (3,712,377)
Net gain (loss) from discontinued operations	589,292	(405,582)	(827,620)	(28,562,693)
Net loss for the period	(815,001)	(2,682,890)	(4,096,029)	(32,275,070)
Adjustments for non-cash items:
Gain on loss of control of Canmart, net of cash surrendered and foreign currency translation adjustment	(12,999)
Depreciation and amortization	83,862	104,000	141,054	209,183
Depreciation and amortization from discontinued operations	926	261,501	261,501	4,074,548
Change in fair value of biological assets				140,088
Change in fair value of financial asset at fair value through profit or loss				264,655
Interest expenses	17,749	81,021	100,107	237,319
Interest expenses from discontinued operations		124,205	124,205
Interest income from Bridge loans	(38,116)		(6,446)
Fair value of RSUs granted and exercised		1,547,703	1,547,703	839,896
Loss (gain) on settlement on debt	(21,575)	232,375
Gain on settlement on debt	(21,575)	232,375	(27,554)	(113,037)
Loss on disposal of asset		165,625		4,495
Gain on sale of subsidiary			(198,780)
Write-off of AP, net			(475,816)	(2,697,719)
Write-off of holdback payable		(400,000)	(400,000)
Impairment loss				24,665,564
Working capital adjustments (net of amounts acquired/disposed):
Trade and other receivables	301,128	(189,536)	(254,676)	973,382
Prepayments	279,128	(1,174,292)	(285,588)	64,635
Inventory			366,215	482,716
Trade and other payables	(235,341)	(203,044)	(733,363)	1,537,397
Due to related parties	64,635	(458,648)	(42,898)	91,374
Cash flows used in operating activities	(375,604)	(2,591,980)	(3,980,365)	(1,500,574)
Cash flows from investing activities:
Additions to property, plant and equipment		(1,343,893)	(2,098,138)	(1,502)
Cash surrendered on sale of RPK		(105,175)	(105,175)
Cash proceeds from sale of subsidiary		1,553,750	1,553,750
Loan repayment (receivable)	347	(632)
Cash surrendered on loss of control of Canmart	(174)
Proceeds from disposal of property, plant and equipment				110,410
Loan receivable			(16,602)	(84,020)
Cash lent for Bridge loan			(350,000)
Cash flows provided by (used in) investing activities	173	104,050	(1,016,165)	24,888
Cash flows from financing activities:
Proceeds from private placement, net of costs	320,000	9,398,086	10,754,944
Advances from (advances to) related parties	(578,604)	44,975
Advances from related parties			44,954	1,570,145
Repayment of advances from related parties	(62,596)	(465,297)	(1,470,826)
Loans received		65,282	65,282	742,591
Loans repaid	(201,206)	(104,920)	(104,920)	(766,169)
Lease payments		(300,000)	(300,000)	(60,000)
Cash flows provided by financing activities	(522,406)	8,638,126	8,989,434	1,486,567
Net increase in cash and cash equivalents	(897,837)	6,150,196	3,992,904	10,881
Effects of exchange rate changes on cash and cash equivalents	(414,494)	(212,089)	(244,913)	(172,809)
Cash and cash equivalents at the beginning of the period	3,841,866	93,875	93,875	255,803
Cash and cash equivalents at the end of the period	$ 2,529,535	$ 6,031,982	$ 3,841,866	$ 93,875